Expense Example - NexPoint Credit Catalyst Fund	Jul. 02, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 718
Expense Example, with Redemption, 3 Years	1,243
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	343
Expense Example, with Redemption, 3 Years	927
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	$ 627